Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Net exposure	kr 438.2	kr 372.5
Central governments
Risk information
Net exposure	227.3	185.5
Regional governments
Risk information
Net exposure	23.3	15.3
Multilateral development banks
Risk information
Net exposure	6.5	3.0
Public sector entity
Risk information
Net exposure	2.1	5.4
Financial institutions
Risk information
Net exposure	33.6	41.2
Corporates
Risk information
Net exposure	145.4	122.1
Middle East/ Africa/Turkey
Risk information
Net exposure	0.3	1.4
Middle East/ Africa/Turkey | Central governments
Risk information
Net exposure	0.0
Middle East/ Africa/Turkey | Financial institutions
Risk information
Net exposure	0.1	0.0
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	0.2	1.4
Asia excl. Japan
Risk information
Net exposure	1.6	1.6
Asia excl. Japan | Central governments
Risk information
Net exposure	0.3	0.4
Asia excl. Japan | Multilateral development banks
Risk information
Net exposure	0.3
Asia excl. Japan | Corporates
Risk information
Net exposure	1.0	1.2
Japan
Risk information
Net exposure	3.9	7.7
Japan | Central governments
Risk information
Net exposure	2.4	2.0
Japan | Financial institutions
Risk information
Net exposure	0.2	2.4
Japan | Corporates
Risk information
Net exposure	1.3	3.3
North America
Risk information
Net exposure	9.7	12.6
North America | Central governments
Risk information
Net exposure	0.8	2.0
North America | Multilateral development banks
Risk information
Net exposure	1.1
North America | Financial institutions
Risk information
Net exposure	1.3	4.9
North America | Corporates
Risk information
Net exposure	6.5	5.7
Latin America
Risk information
Net exposure	3.8	3.3
Latin America | Corporates
Risk information
Net exposure	3.8	3.3
Sweden
Risk information
Net exposure	323.5	274.6
Sweden | Central governments
Risk information
Net exposure	191.3	161.5
Sweden | Regional governments
Risk information
Net exposure	19.2	15.3
Sweden | Financial institutions
Risk information
Net exposure	16.0	15.1
Sweden | Corporates
Risk information
Net exposure	97.0	82.7
West European countries excl. Sweden
Risk information
Net exposure	91.9	67.1
West European countries excl. Sweden | Central governments
Risk information
Net exposure	30.3	17.0
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	4.1	0.0
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	5.1	3.0
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure	2.1	5.4
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	15.9	18.6
West European countries excl. Sweden | Corporates
Risk information
Net exposure	34.4	23.1
Central-East European countries
Risk information
Net exposure	3.5	4.2
Central-East European countries | Central governments
Risk information
Net exposure	2.2	2.6
Central-East European countries | Financial institutions
Risk information
Net exposure	0.1	0.2
Central-East European countries | Corporates
Risk information
Net exposure	kr 1.2	kr 1.4